Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2026	$ 33,458
2027	28,235
2029
2030 and thereafter
Total undiscounted cash flows	61,693
Less discounting	(4,948)
Present value of lease liabilities	$ 56,745	$ 72,705